Property, Plant And Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 85,449	$ 81,728	$ 74,239
Grants received	15,208	15,023
Equipment produced for self use	$ 121,205	$ 114,241